CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of liabilities arising from financing activities:
Beginning period	S/ 6,716,595	S/ 6,131,901	S/ 5,217,896
Received	0	2,018,216	3,222,663
Paid	(276,283)	(2,017,571)	(2,620,057)
Exchange difference	(268,075)	511,998	421,287
Others	143,750	72,051	(109,888)
Ending Period	6,315,987	6,716,595	6,131,901
Subordinated Bonds [Member]
Reconciliation of liabilities arising from financing activities:
Beginning period	6,061,301	5,381,323	4,387,743
Received	0	2,018,216	3,222,663
Paid	(94,700)	(1,835,056)	(2,538,420)
Exchange difference	(253,293)	475,132	396,089
Others	25,106	21,686	(86,752)
Ending Period	5,738,414	6,061,301	5,381,323
Lease Liabilities [Member]
Reconciliation of liabilities arising from financing activities:
Beginning period	655,294	750,578	830,153
Received	0	0	0
Paid	(181,583)	(182,515)	(81,637)
Exchange difference	(14,782)	36,866	25,198
Others	118,644	50,365	(23,136)
Ending Period	S/ 577,573	S/ 655,294	S/ 750,578